Note 5 - Loans and Related Allowance for Loan and Lease Losses	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5.	LOANS AND RELATED ALLOWANCE FOR LOAN AND LEASE LOSSES

The Company’s primary business activity is with loan customers located within its local Northeastern Ohio trade area, eastern Geauga County, and contiguous counties to the north, east, and south. The Company also serves the central Ohio market with offices in Dublin, Sunbury, Powell, Plain City, and Westerville, Ohio. The Northeastern Ohio trade area includes Cuyahoga and Summit County, locations in Beachwood, Twinsburg, and Solon, Ohio. Commercial, residential, and consumer loans are granted. Although the Company has a diversified loan portfolio on December 31, 2021, and 2020, loans outstanding to individuals and businesses depend on the local economic conditions in the Company’s immediate trade area.

The following tables summarize the primary segments of the loan portfolio and the allowance for loan and lease losses (in thousands):

December 31, 2021
Ending Loan Balance by Impairment Evaluation
	Individually	Collectively	Total Loans
Loans:
Commercial real estate:
Owner occupied	$731	$110,739	$111,470
Non-owner occupied	5,297	278,321	283,618
Multifamily	-	31,189	31,189
Residential real estate	1,104	238,985	240,089
Commercial and industrial	587	148,225	148,812
Home equity lines of credit	250	104,105	104,355
Construction and other	-	54,148	54,148
Consumer installment	-	8,010	8,010
Total	$7,969	$973,722	$981,691

December 31, 2020
Ending Loan Balance by Impairment Evaluation
	Individually	Collectively	Total Loans
Loans:
Commercial real estate:
Owner occupied	$1,565	$101,556	$103,121
Non-owner occupied	4,123	305,301	309,424
Multifamily	-	39,562	39,562
Residential real estate	1,319	232,676	233,995
Commercial and industrial	834	231,210	232,044
Home equity lines of credit	246	112,297	112,543
Construction and other	-	63,573	63,573
Consumer installment	-	9,823	9,823
Total	$8,087	$1,095,998	$1,104,085

The commercial and industrial loan portfolio as of December 31, 2021, includes $34.1 million in loans issued through the Paycheck Protection Program (“PPP”). Although the SBA guarantees PPP loans if specific criteria are met, minimal risk exists in the portfolio. Therefore, a 0.4% qualitative adjustment, equaling $137,000 is reserved for loss. The commercial and industrial loan portfolio as of December 31, 2020, includes $116.1 million in loans issued through the Paycheck Protection Program (“PPP”). Therefore, a 0.4% qualitative adjustment, equaling $464,000 is reserved for loss.

The amounts above include net deferred loan origination fees of $3.6 million and $4.4 million on December 31, 2021, and December 31, 2020, respectively. The net deferred loan origination fees at December 31, 2021, include $1.3 million of unearned deferred fees from PPP loans. The net deferred loan origination fees at December 31, 2020, include $2.7 million of unearned deferred fees from PPP loans.

December 31, 2021
Ending Allowance Balance by Impairment Evaluation
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total Allocation
Loans:
Commercial real estate:
Owner occupied	$10	$1,826	$1,836
Non-owner occupied	655	6,776	7,431
Multifamily	-	454	454
Residential real estate	17	1,723	1,740
Commercial and industrial	42	840	882
Home equity lines of credit	16	1,436	1,452
Construction and other	-	533	533
Consumer installment	-	14	14
Total	$740	$13,602	$14,342

December 31, 2020
Ending Allowance Balance by Impairment Evaluation
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total Allocation
Loans:
Commercial real estate:
Owner occupied	$10	$1,332	$1,342
Non-owner occupied	371	6,446	6,817
Multifamily	-	461	461
Residential real estate	20	1,663	1,683
Commercial and industrial	48	1,305	1,353
Home equity lines of credit	41	1,364	1,405
Construction and other	-	378	378
Consumer installment	-	20	20
Total	$490	$12,969	$13,459

The Company’s loan portfolio is segmented to a level that allows management to monitor risk and performance. The portfolio is segmented into Commercial Real Estate (“CRE”) which is further segmented into Owner Occupied (“CRE OO”), Non-owner Occupied (“CRE NOO”), and Multifamily, Residential Real Estate (“RRE”), Commercial and Industrial (“C&I”), Home Equity Lines of Credit (“HELOC”), Construction and Other (“Construction”), and Consumer Installment Loans. Although PPP loans are included with C&I loans, the nature of PPP loans differs considerably from the rest of the category. The U.S. government fully guarantees loans funded through the PPP program. This guarantee exists at the loans' inception and throughout the loans' lives and was not entered into separately and apart from the loans. The consumer loan segment consists primarily of installment loans and overdraft lines of credit connected with customer deposit accounts. The increases in the allowance for loan loss for the CRE and Construction portfolios, were partially offset by a decrease in the allowance for the C&I portfolio. The increase in the allowance for loan losses for CRE was primarily a result of an increase in specifically impaired loans, coupled with increased exposure to substandard credits. The increase in the allowance for loan losses for the Construction portfolios was a result of slight increases in the historical loss factors applied to the portfolio. The decrease in the allowance for the C&I portfolio was a result of a decrease in outstanding loan balances as a result of PPP loan forgiveness.

Management evaluates individual loans in all commercial segments for possible impairment based on guidelines established by the Board of Directors. Loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall concerning the principal and interest owed. The Company does not separately evaluate individual consumer and residential mortgage loans for impairment unless such loans are part of a larger relationship that is impaired, or the loan was modified in a troubled debt restructuring.

Once the determination has been made that a loan is impaired, the decision of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of three methods: (a) the present value of expected future cash flows discounted at the loan’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs. The method is selected on a loan-by-loan basis. The evaluation of the need and amount of a specific allowance allocation and whether a loan can be removed from impairment status is made quarterly. The Company’s policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary (in thousands):

December 31, 2021
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial real estate:
Non-owner occupied	$1,547	$1,802	-
Residential real estate	820	874	-
Commercial and industrial	370	538	-
Home equity lines of credit	7	7	-
Total	$2,744	$3,221	$-

With an allowance recorded:
Commercial real estate:
Owner occupied	$731	$731	$10
Non-owner occupied	3,750	4,277	655
Residential real estate	284	284	17
Commercial and industrial	217	230	42
Home equity lines of credit	243	243	16
Total	$5,225	$5,765	$740

Total:
Commercial real estate:
Owner occupied	$731	$731	$10
Non-owner occupied	5,297	6,079	655
Residential real estate	1,104	1,158	17
Commercial and industrial	587	768	42
Home equity lines of credit	250	250	16
Total	$7,969	$8,986	$740

December 31, 2020
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial real estate:
Owner occupied	$1,118	$1,142	$-
Non-owner occupied	801	801	-
Residential real estate	941	1,013	-
Commercial and industrial	561	1,056	-
Home equity lines of credit	80	92	-
Consumer installment	-	-	-
Total	$3,501	$4,104	$-

With an allowance recorded:
Commercial real estate:
Owner occupied	$447	$447	$10
Non-owner occupied	3,322	3,596	371
Residential real estate	378	378	20
Commercial and industrial	273	276	48
Home equity lines of credit	166	166	41
Total	$4,586	$4,863	$490

Total:
Commercial real estate:
Owner occupied	$1,565	$1,589	$10
Non-owner occupied	4,123	4,397	371
Residential real estate	1,319	1,391	20
Commercial and industrial	834	1,332	48
Home equity lines of credit	246	258	41
Consumer installment	-	-	-
Total	$8,087	$8,967	$490

The tables above include troubled debt restructurings totaling $2.6 million and $2.9 million as of December 31, 2021, and 2020, respectively. The amounts allocated within the allowance for losses for troubled debt restructurings were $150,000 and $45,000 on December 31, 2021, and December 31, 2020, respectively.

The following table presents the average balance and interest income by class, recognized on impaired loans (in thousands):

	As of December 31, 2021		As of December 31, 2020
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial real estate:
Owner occupied	$1,334	$53	$2,851	$72
Non-owner occupied	5,023	262	8,815	184
Residential real estate	1,208	56	1,247	52
Commercial and industrial	763	62	1,076	42
Home equity lines of credit	245	12	308	8
Total	$8,573	$445	$14,297	$358

Troubled Debt Restructuring (“TDR”) describes loans on which the bank has granted concessions for reasons related to the customer’s financial difficulties. Such concessions may include one or more of the following:

●	reduction in the interest rate to below-market rates
●	extension of repayment requirements beyond standard terms
●	reduction of the principal amount owed
●	reduction of accrued interest due
●	acceptance of other assets in full or partial payment of a debt

In each case, the concession is made due to deterioration in the borrower’s financial condition, and the new terms are less stringent than those required on a new loan with similar risk.

Additionally, on April 7, 2020, federal banking regulators issued a revised interagency statement that included guidance on their approach for the accounting of loan modifications in light of the economic impact of the COVID-19 pandemic. The guidance interprets current accounting standards and indicates that a lender can conclude that a borrower is not experiencing financial difficulty if short-term modifications are made in response to COVID-19, such as payment deferrals, fee waivers, extensions of repayment terms, or other delays in payment that are insignificant related to the loans in which the borrower is less than 30 days past due on its contractual payments at the time a modification program is implemented. The agencies confirmed in working with the staff of the FASB that short-term modifications made on a good faith basis in response to COVID-19 to borrowers who were current before any relief are not TDRs. As of December 31, 2021, there were no loans with Covid-19 related payment modifications. As of December 31, 2020, we modified 11 loans aggregating $24.5 million, consisting of the deferral of principal payments and the extension of the maturity date.

The following tables summarize troubled debt restructurings that did not meet the exemption criteria above (in thousands) for the following years ended:

	December 31, 2021
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial real estate:
Non-owner occupied	1	-	1	$730	$730
Residential real estate	1	-	1	96	96
				$826	$826

	December 31, 2020
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	2	-	2	$25	$24
Residential real estate	1	-	1	114	114
				$139	$138

There were no subsequent defaults of troubled debt restructurings for the years ended December 31, 2021, or 2020.

Management uses a nine-point internal risk-rating system to monitor the credit quality of the overall loan portfolio. The first five categories are considered not criticized and are aggregated as Pass rated. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  All loans greater than 90 days past due are considered Substandard or Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, based on currently existing facts, conditions, and values, highly questionable and improbable. Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect borrowers' present and future capacity to repay a loan as agreed, the Company has a structured loan-rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, repossession, or death, occurs to raise awareness of a possible credit event.  The Company’s Commercial Loan Officers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis. The Credit Department performs an annual review of all commercial relationships with loan balances of $750,000 or greater.  Confirmation of the appropriate risk grade is included in the ongoing review.  The Company engages an external consultant to conduct loan reviews on a semiannual basis. Detailed reviews, including resolutions plans, are performed on loans classified as Substandard every quarter.  Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in determining the allowance.

The following tables present the classes of the loan portfolio summarized by the aggregate Pass rating and the criticized categories of Special Mention, Substandard, and Doubtful within the internal risk rating system (in thousands):

		Special			Total
December 31, 2021	Pass	Mention	Substandard	Doubtful	Loans

Commercial real estate:
Owner occupied	$104,217	$2,400	$4,853	$-	$111,470
Non-owner occupied	230,672	3,038	49,908	-	283,618
Multifamily	31,189	-	-	-	31,189
Residential real estate	237,132	-	2,957	-	240,089
Commercial and industrial	143,911	2,748	2,153	-	148,812
Home equity lines of credit	103,296	-	1,059	-	104,355
Construction and other	53,807	341	-	-	54,148
Consumer installment	8,005	-	5	-	8,010
Total	$912,229	$8,527	$60,935	$-	$981,691

		Special			Total
December 31, 2020	Pass	Mention	Substandard	Doubtful	Loans

Commercial real estate:
Owner occupied	$93,939	$7,084	$2,098	$-	$103,121
Non-owner occupied	258,974	983	49,467	-	309,424
Multifamily	39,562	-	-	-	39,562
Residential real estate	230,944	265	2,786	-	233,995
Commercial and industrial	227,765	1,800	2,479	-	232,044
Home equity lines of credit	111,208	-	1,335	-	112,543
Construction and other	58,082	-	5,491	-	63,573
Consumer installment	9,816	-	7	-	9,823
Total	$1,030,290	$10,132	$63,663	$-	$1,104,085

Management further monitors the loan portfolio's performance and credit quality by analyzing the portfolio's age as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the aging categories of loans and nonaccrual loans (in thousands):

		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2021	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial real estate:
Owner occupied	$111,257	$81	$132	$-	$213	$111,470
Non-owner occupied	282,365	880	-	373	1,253	283,618
Multifamily	31,189	-	-	-	-	31,189
Residential real estate	238,483	1,187	-	419	1,606	240,089
Commercial and industrial	148,437	112	-	263	375	148,812
Home equity lines of credit	104,316	-	39	-	39	104,355
Construction and other	54,148	-	-	-	-	54,148
Consumer installment	7,799	16	19	176	211	8,010
Total	$977,994	$2,276	$190	$1,231	$3,697	$981,691

		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2020	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial real estate:
Owner occupied	$102,587	$418	$-	$116	$534	$103,121
Non-owner occupied	305,613	1,844	1,373	594	3,811	309,424
Multifamily	39,562	-	-	-	-	39,562
Residential real estate	230,996	2,364	95	540	2,999	233,995
Commercial and industrial	231,534	260	219	31	510	232,044
Home equity lines of credit	112,325	120	-	98	218	112,543
Construction and other	63,529	44	-	-	44	63,573
Consumer installment	9,424	71	108	220	399	9,823
Total	$1,095,570	$5,121	$1,795	$1,599	$8,515	$1,104,085

The following tables present the recorded investment in nonaccrual loans and loans past due over 89 days and still on accrual by class of loans (in thousands):

		90+ Days Past
December 31, 2021	Nonaccrual	Due and Accruing

Commercial real estate:
Owner occupied	$81	$-
Non-owner occupied	2,442	-
Residential real estate	1,577	-
Commercial and industrial	456	-
Home equity lines of credit	121	-
Consumer installment	182	-
Total	$4,859	$-

		90+ Days Past
December 31, 2020	Nonaccrual	Due and Accruing

Commercial real estate:
Owner occupied	$458	$-
Non-owner occupied	3,758	-
Residential real estate	2,487	-
Commercial and industrial	509	-
Home equity lines of credit	422	-
Consumer installment	224	-
Total	$7,858	$-

There were no loans past due 90 days or more and still accruing interest on December 31, 2021 or 2020.

An allowance for loan and lease losses (“ALLL”) is maintained to absorb losses from the loan portfolio.  The ALLL is based on management’s continuing evaluation of the loan portfolio's risk characteristics and credit quality, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of nonperforming loans.

The Company’s methodology for determining the ALLL is based on the requirements of ASC Section 310-10-35 for loans individually evaluated for impairment (discussed above) and ASC Subtopic 450-20 for loans collectively evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses and other bank regulatory guidance.   The total of the two components represents the Company’s ALLL. Management also performs impairment analysis on TDRs, resulting in specific reserves.

Loans that are collectively evaluated for impairment are analyzed, with general allowances being made as appropriate.  For general allowances, historical loss trends are used to estimate losses in the current portfolio.  Other qualitative factors modify these historical loss amounts.

The classes described above, which are based on the purpose code assigned to each loan, provide the starting point for the ALLL analysis.  Management tracks the historical net charge-off activity at the purpose code level.  Then, a historical charge-off factor is calculated utilizing the last twelve consecutive historical quarters.

Management has identified several additional qualitative factors to supplement the historical charge-off factor. These factors likely cause estimated credit losses associated with the existing loan pools to differ from historical loss experience.  The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are:

●	national and local economic trends and conditions;
●	levels of and trends in delinquency rates and nonaccrual loans;
●	trends in volumes and terms of loans;
●	effects of changes in lending policies;
●	experience, ability, and depth of lending staff;
●	value of underlying collateral;
●	and concentrations of credit from a loan type, industry, and/or geographic standpoint.

Management reviews the loan portfolio every quarter using a defined, consistently applied process to make appropriate and timely adjustments to the ALLL.  When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALLL.

The following tables summarize the ALLL within the primary segments of the loan portfolio and the activity within those segments (in thousands):

	Allowance for Loan and Lease Losses
	Balance				Balance
	December 31, 2020	Charge-offs	Recoveries	Provision	December 31, 2021
Loans:
Commercial real estate:
Owner occupied	$1,342	$-	$45	$449	$1,836
Non-owner occupied	6,817	(313)	138	789	7,431
Multifamily	461	-	-	(7)	454
Residential real estate	1,683	(27)	27	57	1,740
Commercial and industrial	1,353	(1)	194	(664)	882
Home equity lines of credit	1,405		56	(9)	1,452
Construction and other	378	-	46	109	533
Consumer installment	20	(124)	142	(24)	14
Total	$13,459	$(465)	$648	$700	$14,342

	Allowance for Loan and Lease Losses
	Balance				Balance
	December 31, 2019	Charge-offs	Recoveries	Provision	December 31, 2020
Loans:
Commercial real estate:
Owner occupied	$801	$(50)	$17	$574	$1,342
Non-owner occupied	3,382	(3,022)	74	6,383	6,817
Multifamily	340	-	-	121	461
Residential real estate	726	(62)	42	977	1,683
Commercial and industrial	456	(245)	294	848	1,353
Home equity lines of credit	932	(55)	84	444	1,405
Construction and other	103	-	157	118	378
Consumer installment	28	(405)	22	375	20
Total	$6,768	$(3,839)	$690	$9,840	$13,459

The provision fluctuations during the year ended December 31, 2021, allocated to:

●	non-owner occupied commercial real estate loans are due to exposure to the substandard rate credits related to the hospitality industry.
●	commercial and industrial loans are due to a decrease in outstanding balances as PPP loans receive forgiveness.
●	owner-occupied are due to an increase in substandard rated credits.

The provision fluctuations during the year ended December 31, 2020, allocated to:

●	commercial real estate loans are due to large charge-offs from two relationships totaling $3.0 million and additional provisions for hospitality-related relationships.
●

commercial and industrial loans are due to several small charge-offs that total $245,000, along with an allocation for the PPP loans of $464,000, along with additional provisions for unexpected losses resulting from the current economic environment.

●	residential real estate loans are due to several small charge-offs totaling $62,000 and additional provisions for unforeseen losses resulting from the current economic environment.

consumer installment loans are due to charge-offs in the student loan portfolio totaling $383,000.